Revenue	12 Months Ended
Jun. 30, 2021
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
Deferred revenues
We record deferred revenues when cash payments are received or due in advance of our performance, including amounts which are refundable. The changes in the balances of deferred revenue are as follows:

	Fiscal Year Ended June 30,
	2021	2020

Deferred revenue, beginning of period	$601,005	$468,820
Additions	2,385,722	1,746,358
Subscription revenue	(1,324,064)	(931,455)
Maintenance revenue	(522,971)	(469,350)
Perpetual license revenue	(84,806)	(95,162)
Other revenue	(157,291)	(118,206)
Deferred revenue, end of period	$897,595	$601,005
The additions in the deferred revenue balance are primarily cash payments received or due in advance of satisfying our performance obligations.
For the fiscal years ended June 30, 2021 and 2020, approximately 27% of revenue recognized was from the deferred revenue balances at the beginning of each fiscal year.
Transaction price allocated to remaining performance obligations
Transaction price allocated to the remaining performance obligations represents contracted revenue that has not yet been recognized, which includes unearned revenue and unbilled amounts that will be recognized as revenue in future periods. Transaction price allocated to the remaining performance obligations is influenced by several factors, including the timing of renewals, the timing of delivery of software licenses, average contract terms, and foreign currency exchange rates. Unbilled portions of the remaining performance obligations are subject to future economic risks including bankruptcies, regulatory changes and other market factors.
As of June 30, 2021, approximately $928.0 million of revenue is expected to be recognized from transaction price allocated to remaining performance obligations. We expect to recognize revenue on approximately 89% of these remaining performance obligations over the next 12 months with the balance recognized thereafter.
Disaggregated revenue
Marketplace apps revenue totaled approximately $140.3 million, $103.5 million and $77.4 million for the fiscal years ended 2021, 2020, and 2019, respectively, which is included in other revenue.
The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Americas:
United States	$901,389	$700,893	$528,804
Other Americas	127,092	101,606	75,155
Total Americas	$1,028,481	$802,499	$603,959

EMEA:
United Kingdom	$139,411	$110,887	$86,027
Other EMEA	687,034	522,848	388,685
Total EMEA	$826,445	$633,735	$474,712

Asia Pacific	$234,206	$177,939	$131,456

Total revenues	$2,089,132	$1,614,173	$1,210,127
No one customer has accounted for more than 10% of revenue for the fiscal years ended 2021, 2020, and 2019.